Property, Plant and Equipment and Construction in Progress (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Buildings, net	$ 11,188,399
Machinery, net	9,264,345
Restricted assets Total	$ 20,452,744